Summary of significant accounting policies and basis of preparation - Adoption Of New accounting standards (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities
Operating lease commitments as at December 31, 2018		$ 3,313,292
Asset retirement obligation		111,100
Discounted using the Company's average incremental borrowing rate of 4.0%		(836,665)
Lease liabilities recognized as at January 1, 2019	$ 2,384,558	$ 2,587,727	$ 2,587,727
Weighted average lessee's incremental borrowing rate		4.00%